                      SEMIANNUAL REPORT / SEPTEMBER 30, 2002

                            AIM TAX-EXEMPT CASH FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           At the end of the six-month reporting period ended September
ROBERT H.           30, 2002, AIM Tax-Exempt Cash Fund posted a seven-day yield
GRAHAM]             of 0.96%. Translated to its taxable-equivalent yield, the
                    fund's seven-day yield was 1.56% based upon net asset value and adjusted for the highest marginal federal tax rate of 38.6%.

                    DIFFICULT ENVIRONMENT

                    At the writing of my most recent letter to the shareholders of AIM Tax-Exempt Cash Fund, the projection for the annualized growth of the U.S. gross domestic product (GDP) for the first quarter of 2002 was 5.8%. The actual rate ended up being 5.0%. In the second quarter, growth slowed to an annualized rate of 1.3%. The advance estimate of the annualized GDP growth for the third quarter, which ended on
September 30, was 3.1%. While the GDP numbers reflect slow growth, other economic indicators, such as a decrease in the number of new orders in the manufacturing industry, have added to concern about the strength of the economy. The financial markets have reflected the sluggishness of the economy with disappointing returns.

   Along with anemic economic growth, the job market has remained weak. The seasonally adjusted rate of unemployment for September was 5.6%. After the reporting period ended, the unemployment rate for October was announced at 5.7%. On top of the sometimes disheartening economic news, disconcerting world events and reports of corporate wrongdoing contributed to continued volatility and declines in the equity market. The quarter ended September 30, 2002, has been the worst quarter for equity markets since 1987.

   As you may remember, the fed funds rate (the rate banks charge one another for overnight loans) was lowered 11 times last year, with the last reduction occurring in December 2001, when the rate was lowered to 1.75%. Since then, the Federal Reserve's Federal Open Markets Committee (FOMC) has had six regularly scheduled meetings at which it left the rate unchanged. However, after the period covered by this report had ended, on November 6, 2002, the FOMC lowered the fed funds rate to 1.25%. As you know, the purpose of lowering the rate is to stimulate economic growth. Unfortunately, the low rate negatively impacts the yield on money market funds.

SAFETY AND STABILITY REMAIN HALLMARKS OF FUND

For the six-month period ended September 30, 2002, the AIM Tax-Exempt Cash Fund continued to provide steady, federally tax-exempt income and safety of principal. The fund maintained a weighted average maturity (WAM) in the 29- to 38-day range throughout the reporting period. A short weighted average maturity enables the fund to respond promptly to changes in the interest-rate environment. At the end of the reporting period, the WAM for the fund's investments was 34 days.

   The fund maintained its strict adherence to the investment discipline of purchasing only securities of superior credit quality. However, an investment in a money market fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CONCLUDING REMARKS

It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

   As always, we encourage you to see your financial advisor for a portfolio checkup and a fresh look at your investing objectives. Especially during such a tough market, it can be difficult to focus on the long term. Your financial advisor can help.

   Always feel free to contact our Client Services Department at 800-959-4246 if you have questions. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463, or you can visit our Web site at www.aimfunds.com.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
November 7, 2002

===============================================================================

PORTFOLIO MANAGEMENT TEAM

   Karen Dunn Kelley     Esther S. Chance
   Michael E. Marek      Colleen A. Ziegler
   Lyman Missimer III

===============================================================================

[COVER ART]
SUMMER SOLSTICE III BY ALLISON WATSON

===============================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
TAX EXEMPT MUNICIPAL OBLIGATIONS-98.73%

ALABAMA-11.59%

Birmingham (City of)
  Medical Clinic Board;
  Refunding VRD Series
  1991 RB
  (LOC-AmSouth Bank)
  1.85%, 12/01/26(b)(c)     A-1    VMIG-1   $ 1,000   $  1,000,000
------------------------------------------------------------------
Birmingham (City of)
  Public Parks and
  Recreation Board
  (Childrens Zoo
  Project); Recreational
  Facility Improvement
  VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.93%, 05/01/07(b)(c)      --    VMIG-1     2,000      2,000,000
------------------------------------------------------------------
Montgomery (City of)
  Industrial Development
  Board (Industrial
  Partners Project);
  Refunding VRD Series
  1989 IDR (LOC-Suntrust
  Bank N.A.) 1.80%,
  01/01/07(b)(c)             --      Aa2      1,030      1,030,000
------------------------------------------------------------------
Ridge (City of)
  Improvement District;
  Special Assessment VRD
  Series 2000 RB
  (LOC-AmSouth Bank)
  1.80%, 10/01/25(b)(c)      --    VMIG-1     1,335      1,335,000
------------------------------------------------------------------
Tuscaloosa (City of)
  Educational Building
  Authority (Stillman
  College Project);
  Capital Improvement
  Refunding VRD Series
  2002 A RB
  (LOC-AmSouth Bank)
  1.93%, 05/01/23(b)(c)      --    VMIG-1     1,036      1,036,000
==================================================================
                                                         6,401,000
==================================================================

COLORADO-2.01%

Englewood (City of)
  Industrial Development
  Authority (Safeway Inc.
  Project); Refunding
  Variable Rate Series
  1993 IDR
  (LOC-Bankers Trust Co.)
  1.75%, 12/02/02(c)(d)     A-1+     --         565        565,000
------------------------------------------------------------------
Moffat (County of) (Ute
  Electric Project);
  Refunding VRD Series
  1984 PCR 1.90%,
  07/01/10(b)(e)            A-1+   VMIG-1       545        545,000
==================================================================
                                                         1,110,000
==================================================================

                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE


FLORIDA-8.82%

Dade (County of)
  Industrial Development
  Authority (Stephen M.
  Greene Management Co.
  Project); Refunding VRD
  Series 1989 A IDR
  (LOC-Suntrust Bank
  N.A.) 1.90%,
  11/01/02(b)(c)             --    VMIG-1   $   165   $    165,000
------------------------------------------------------------------
Dade (County of)
  Professional Sports
  Franchise Facilities;
  Tax Series 1992 B RB
  6.00%, 10/01/02(d)(f)     AAA      Aaa        400        406,000
------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency;
  Refunding VRD Series
  1989 RB
  (LOC-Comerica Bank)
  1.66%, 04/01/26(b)(c)     A-1      --       1,070      1,070,000
------------------------------------------------------------------
Gulf Breeze (City of)
  Healthcare Facilities
  Authority (Heritage
  Healthcare Project);
  VRD Series 1999 RB
  (CEP-American
  International Group
  Inc.)
  1.83%, 01/01/24
  (Acquired 03/19/01;
  Cost $2,800,000)(b)(g)     --    VMIG-1     2,800      2,800,000
------------------------------------------------------------------
Hillsborough (County of)
  (Unincorporated Area
  Parks and Recreation
  Program); Refunding
  Unlimited Tax Series
  2002 GO
  2.00%, 07/01/03(e)        AAA      Aaa        425        427,045
==================================================================
                                                         4,868,045
==================================================================

GEORGIA-2.72%

Cobb (County of)
  Kennestone Hospital
  Authority (Equipment
  Pool Project); VRD
  Series 1999 RAC
  1.80%, 04/01/26(b)        A-1+   VMIG-1     1,500      1,500,000
==================================================================

ILLINOIS-6.30%

Berwyn (City of);
  Unlimited Tax Series
  1999 GO
  3.70%, 12/01/02(e)        AAA      --         320        320,812
------------------------------------------------------------------
First Union Merlots
  (State of Illinois);
  VRD Unlimited Tax
  Series 2001 A124 GO
  1.75%, 11/01/26
  (Acquired 8/28/02;
  Cost
  $1,400,000)(b)(g)(i)      A-1      --       1,400      1,400,000
------------------------------------------------------------------


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare); Refunding
  VRD Series 1996 C RB
  (LOC-LaSalle National
  Bank) 1.75%,
  05/15/26(b)(c)            A-1      --     $ 1,420   $  1,420,000
------------------------------------------------------------------
Illinois (State of);
  Unlimited Tax Series
  1995 GO 5.13%,
  12/01/02(e)               AAA      Aaa        335        336,925
==================================================================
                                                         3,477,737
==================================================================

INDIANA-0.69%

Indiana (State of) Health
  Facilities Financing
  Authority (Sisters of
  St. Francis Health
  Services, Inc.);
  Refunding Hospital
  Series 1999 A RB
  4.00%, 11/01/02(e)         --      Aaa        380        380,768
==================================================================

IOWA-0.18%

Algona (City of) (George
  A Hormel & Co. Project);
  VRD Series 1985 IDR
  (LOC-U.S. Bank N.A.)
  1.85%, 05/01/05(b)(c)      --      P-1        100        100,000
==================================================================

KANSAS-0.55%

Olathe (City of);
  Unlimited Tax Series
  2001-198 GO
  4.25%, 04/01/03            AA      Aa3        300        303,535
==================================================================

LOUISIANA-0.97%

St. Charles Parish
  (Public Improvement
  Project); Refunding
  Sales Tax Series 2002 RB
  3.00%, 11/01/02(e)         --      Aaa        535        535,602
==================================================================

MAINE-0.36%

Maine (State of)
  Municipal Bond Bank
  (State Revolving Loan
  Fund Program); Sewer &
  Water Series 1997 A RB
  4.30%, 11/01/02(e)        AAA      Aaa        200        200,341
==================================================================

MARYLAND-5.79%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Refunding
  Economic Development
  VRD Series 1992 RB
  (LOC-Danske Bank A/S)
  1.75%, 12/01/17(b)(c)      --    VMIG-1     2,900      2,900,000
------------------------------------------------------------------
Howard (County of) (Owen
  Brown Joint Venture);
  Refunding VRD Series
  1990 RB (LOC-Bank
  of America N.A.)
  1.45%, 05/01/11(c)(h)      --      P-1        300        300,000
==================================================================
                                                         3,200,000
==================================================================

                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE


MICHIGAN-0.73%

Greater Detroit (City of)
  Resources Recovery
  Authority; Refunding
  Series 1996 A RB
  5.00%, 12/13/02(e)        AAA      Aaa    $   400   $    402,420
==================================================================

MONTANA-0.72%

Missoula (City of)
  (Washington Corp.
  Project); VRD
  Series 1984 IDR
  (LOC-Bank of Montreal)
  1.36%, 11/01/04(c)(h)      --    VMIG-1       400        400,000
==================================================================

NEVADA-1.61%

Churchill (County of)
  School District
  (Permanent School Fund
  Guarantee Program);
  Refunding Limited Tax
  Series 2001 GO
  (CEP-Nevada Permanent
  School Fund)
  3.00%, 05/01/03            --      Aaa        500        503,733
------------------------------------------------------------------
Clark (County of ) School
  District; Limited Tax
  Series 2001 F GO
  5.00%, 06/15/03(e)        AAA      Aaa        250        256,082
------------------------------------------------------------------
Henderson (City of)
  Public Improvement
  Trust (Pueblo I
  Project); Refunding
  Multifamily Housing VRD
  Series 1995 A RB
  (LOC-Credit Suisse
  First Boston Corp.)
  1.85%, 08/01/26(b)(c)     A-1+     --         130        130,000
==================================================================
                                                           889,815
==================================================================

NEW JERSEY-0.74%

Gloucester (County of);
  Unlimited Tax Series
  2001 GO
  4.50%, 07/01/03(e)        AAA      Aaa        400        409,017
==================================================================

NEW MEXICO-1.00%

Silver City (City of);
  Refunding VRD Series
  1995 A RB (LOC-LaSalle
  National Bank)
  1.85%, 11/15/10(b)(c)      --      P-1        550        550,000
==================================================================

NORTH CAROLINA-0.68%

University of North
  Carolina at Charlotte
  (City of) Parking
  System; Refunding
  Series 2002 RB
  3.50%, 01/01/03(e)         --      Aaa        375        376,208
==================================================================

OHIO-3.26%

Allen (County of)
  Economic Development
  (Young Mens Christian
  Association); VRD
  Series 1998 RB
  (LOC-National City Bank)
  4.60%, 04/15/03(c)(d)      --      Aa3        500        507,273
------------------------------------------------------------------
Belmont (County of);
  Refunding Limited Tax
  Series 1993 GO
  4.30%, 12/01/02(e)        AAA      Aaa        390        391,469
------------------------------------------------------------------


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
OHIO-(CONTINUED)

Marion (County of)
  (Pooled Lease Program);
  Hospital Improvement
  VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.78%, 08/01/20(b)(c)     A-1      --     $   700   $    700,000
------------------------------------------------------------------
Ohio (State of) Housing
  Finance Agency (Kenwood
  Congregate Retirement
  Community); Multifamily
  Housing VRD Series
  1985 RB (LOC-Morgan
  Guaranty Trust)
  1.25%, 12/01/15(c)(h)      --    VMIG-1       200        200,000
==================================================================
                                                         1,798,742
==================================================================

OKLAHOMA-9.93%

Muskogee (City of)
  Industrial Trust
  (Muskogee Mall Ltd.
  Special Project); VRD
  Series 1985 RB
  (LOC-Bank of America)
  1.85%, 12/01/15(b)(c)      --    VMIG-1     5,100      5,100,000
------------------------------------------------------------------
Oklahoma City (City of);
  Refunding Unlimited Tax
  Series 2002 GO
  3.00%, 03/01/03(e)        AAA      Aaa        380        382,305
==================================================================
                                                         5,482,305
==================================================================

OREGON-0.78%

Portland (City of)
  Community College
  District; Refunding
  Unlimited Tax Series
  2002 A GO
  3.00%, 12/01/02            AA      Aa2        430        430,812
==================================================================

PENNSYLVANIA-5.16%

Butler (County of)
  Industrial Development
  Authority (Pennzoil Co.
  Project); VRD Series
  1982 PCR (LOC-Mellon
  Bank N.A.) 2.20%,
  12/01/12(b)(c)            A-1+     --         155        155,000
------------------------------------------------------------------
Chartiers (City of)
  School District;
  Refunding Unlimited Tax
  Series 2002 GO
  2.00%, 02/01/03(e)        AAA      Aaa        455        455,297
------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Pennsylvania);
  Class A Series COP
  1.77%, 05/01/07
  (Acquired 11/02/98;
  Cost
  $1,295,000)(b)(g)(i)      A-1+     --       1,295      1,295,000
------------------------------------------------------------------
Washington (County of)
  Authority (Higher
  Education Pooled
  Equipment Lease); Lease
  VRD Series 1985 RB
  (LOC-Wachovia Bank)
  1.75%, 11/01/05(b)(c)      --    VMIG-1       945        945,000
==================================================================
                                                         2,850,297
==================================================================

                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE


TENNESSEE-3.26%

Hamilton (County of)
  Industrial Development
  Board (Trade Center
  Hotel Associates);
  Refunding VRD Series
  1998 A IDR (LOC-Mellon
  Bank N.A.) 1.80%,
  09/01/16(b)(c)             --    VMIG-1   $   438   $    437,750
------------------------------------------------------------------
Hamilton (County of)
  Industrial Development
  Board (Trade Center
  Hotel Associates);
  Refunding VRD Series
  1998 C IDR (LOC-Mellon
  Bank N.A.) 1.80%,
  09/01/16(b)(c)             --    VMIG-1       800        800,000
------------------------------------------------------------------
Shelby (County of);
  Unlimited Tax Series
  1995 A GO
  5.50%, 04/01/03(d)(f)     NRR      NRR        540        561,093
==================================================================
                                                         1,798,843
==================================================================

TEXAS-22.65%

Amarillo (City of) Health
  Facilities Corp. (ACES-
  Panhandle Pooled Health
  Care); Refunding VRD
  Series 1985 RB
  (LOC-BNP Paribas)
  1.90%, 05/31/25(b)(c)      --    VMIG-1    10,400     10,400,000
------------------------------------------------------------------
Northside (City of)
  Independent School
  District; Unlimited Tax
  Series 2001 A GO
  (CEP-Texas Permanent
  School Fund)
  2.00%, 08/01/03           AAA      Aaa        400        401,316
------------------------------------------------------------------
San Benito (City of)
  Consolidated Independent
  School District;
  Unlimited Tax Series
  1998 GO (CEP-Texas
  Permanent School Fund)
  6.25%, 02/15/03           AAA      Aaa        350        356,009
------------------------------------------------------------------
Texas (State of); Series
  2002 TRAN
  2.75%, 08/29/03          SP-1+    MIG1        700        707,980
------------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers);
  VRD Series 1985 A IDR
  (LOC-American National
  Bank)
  1.45%, 11/01/05(c)(h)     A-1      --         250        250,000
------------------------------------------------------------------
Webb (County of); Limited
  Tax Series 2002 GO
  3.00%, 02/15/03(e)        AAA      Aaa        390        392,231
==================================================================
                                                        12,507,536
==================================================================

VIRGINIA-2.72%

Norfolk (City of)
  Industrial Development
  Authority (Sentara
  Health System);
  Commercial Paper Notes
  1.25%, 10/03/02           A-1+     P-1      1,500      1,500,000
==================================================================

WASHINGTON-3.29%

Kitsap (County of);
  Limited Tax Series
  1992 A GO
  5.80%, 11/01/02(e)   AAA      Aaa        200        200,634
------------------------------------------------------------------

TAX-EXEMPT CASH FUND


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
WASHINGTON-(CONTINUED)

Port Kalama (City of)
  Public Corp. (Conagra
  Inc. Project); VRD
  Series 1983 RB
  (LOC-Morgan Guaranty
  Trust) 1.75%,
  01/01/04(b)(c)            A-1+     --     $   565   $    565,000
------------------------------------------------------------------
Port Seattle (City of)
  Industrial Development
  Corp. (Sysco Food
  Services Project);
  Refunding VRD Series
  1994 IDR 1.85%,
  11/01/25(b)               A-1+   VMIG-1     1,050      1,050,000
==================================================================
                                                         1,815,634
==================================================================

WISCONSIN-2.22%

LaCrosse (City of)
  Industrial Development
  Authority (La Crosse
  Properties); Refunding
  VRD Series 1992 IDR
  (LOC-U.S. Bank N.A.)
  1.75%, 10/01/02
  (Acquired 7/31/02;
  Cost $600,000)(b)(c)      A-1      --         600        600,000
------------------------------------------------------------------
Mukwonago (City of)
  Waterworks & Sewer
  System; Refunding
  Series 2002 Jr. Sub. RB
  3.25%, 12/01/02(e)         --      Aaa        155        155,372
------------------------------------------------------------------

                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE

WISCONSIN-(CONTINUED)

Northeast (City of)
  Technical Promissory
  Notes; Unlimited Tax
  Series 2002 B GO 2.00%,
  04/01/03                   --      Aa1    $   345   $    346,026
------------------------------------------------------------------
Sun Prairie (City of);
  Refunding Unlimited Tax
  Series 2002 A GO 2.00%,
  02/01/03(e)                --      Aaa        125        125,207
==================================================================
                                                         1,226,605
==================================================================
    Total Tax Exempt
      Municipal
      Obligations (Cost
      $54,515,262)                                      54,515,262
==================================================================
TOTAL INVESTMENTS-98.73% (Cost $54,515,262)(j)          54,515,262
==================================================================
OTHER ASSETS LESS LIABILITIES-1.27%                       702,665
==================================================================
NET ASSETS-100.00%                                     $55,217,927
__________________________________________________________________
==================================================================

Investment Abbreviations:

ACES  - Adjustable Convertible Extendable Securities
CEP   - Credit enhancement provider
COP   - Certificate of Participation
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RAC   - Revenue Anticipation Certificates
RB    - Revenue Bonds
Sub.  - Subordinated
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(c) Principal and interest payments are guaranteed by the letter of credit agreement.
(d) Security has an irrevocable call or mandatory put. Par value and maturity date reflects such call or put.
(e) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 10/31/02 was $6,095,000, which represented 11.04% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/02.
(i) These Certificates of Participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds") and a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based on a short term rate reset periodically.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $54,515,262)                                  $54,515,262
-----------------------------------------------------------
Receivables for:
  Investments sold                                  110,000
-----------------------------------------------------------
  Fund shares sold                                  672,203
-----------------------------------------------------------
  Interest                                          203,707
-----------------------------------------------------------
Investment for deferred compensation plan            31,072
-----------------------------------------------------------
Other assets                                         16,059
===========================================================
    Total assets                                 55,548,303
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            222,513
-----------------------------------------------------------
  Amount due custodian                               19,157
-----------------------------------------------------------
  Dividends                                           4,068
-----------------------------------------------------------
  Deferred compensation plan                         31,072
-----------------------------------------------------------
Accrued distribution fees                            14,411
-----------------------------------------------------------
Accrued trustees' fees                                1,902
-----------------------------------------------------------
Accrued transfer agent fees                           9,433
-----------------------------------------------------------
Accrued operating expenses                           27,820
===========================================================
    Total liabilities                               330,376
===========================================================
Net assets applicable to shares outstanding     $55,217,927
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                      55,210,270
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share                               $      1.00
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                          $468,742
==========================================================

EXPENSES:

Advisory fees                                       99,586
----------------------------------------------------------
Administrative services fees                        25,069
----------------------------------------------------------
Custodian fees                                       3,014
----------------------------------------------------------
Distribution fees                                   71,133
----------------------------------------------------------
Transfer agent fees                                 34,718
----------------------------------------------------------
Trustees' fees                                       4,744
----------------------------------------------------------
Registration and filing fees                        11,520
----------------------------------------------------------
Professional fees                                   12,547
----------------------------------------------------------
Other                                               11,043
==========================================================
    Total expenses                                 273,374
==========================================================
Less: Fees waived                                  (42,680)
----------------------------------------------------------
    Expenses paid indirectly                          (395)
==========================================================
    Net expenses                                   230,299
==========================================================
Net investment income                              238,443
==========================================================
Net increase in net assets resulting from
  operations                                      $238,443
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2002            2002
                                                              -------------    -----------
OPERATIONS:

  Net investment income                                        $   238,443     $ 1,103,192
==========================================================================================
    Net increase in net assets resulting from operations           238,443       1,103,192
==========================================================================================
Distributions to shareholders from net investment income          (238,443)     (1,103,182)
------------------------------------------------------------------------------------------
Share transactions-net                                             221,952      (8,484,219)
==========================================================================================
    Net increase (decrease) in net assets                          221,952      (8,484,209)
==========================================================================================

NET ASSETS:

  Beginning of period                                           54,995,975      63,480,184
==========================================================================================
  End of period                                                $55,217,927     $54,995,975
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $55,191,784     $54,969,832
------------------------------------------------------------------------------------------
  Undistributed net investment income                               26,143          26,143
==========================================================================================
                                                               $55,217,927     $54,995,975
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $25,069 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $16,358 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Fund's shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Fund to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Currently, AIM Distributors has agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan equals 0.10% of the Fund's average daily net assets. For the six months ended September 30, 2002, the Fund paid AIM Distributors $28,453 as compensation under the Plan and AIM Distributors waived fees of $42,680.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended September 30, 2002, the Fund paid legal fees of $2,145 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended September 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $395 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $395.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                                                 2002          2001
                                                              ----------    ----------
Distributions paid from:
  Ordinary income-taxable                                     $  274,968    $  430,802
--------------------------------------------------------------------------------------
  Ordinary income-tax-exempt                                     828,214     1,810,808
======================================================================================
                                                              $1,103,182    $2,241,610
______________________________________________________________________________________
======================================================================================


  As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income-taxable                           $    12,542
---------------------------------------------------------------------------
Undistributed ordinary income-tax-exempt                             59,067
---------------------------------------------------------------------------
Temporary book/tax differences                                      (45,466)
---------------------------------------------------------------------------
Shares of beneficial interest                                    54,969,832
===========================================================================
                                                                $54,995,975
___________________________________________________________________________
===========================================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors deferred compensation and retirement plan expenses. Investments have the same cost for tax and financial statement purposes.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED
                                                                     SEPTEMBER 30,              YEAR ENDED MARCH 31,
                                                                         2002                           2002
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
                                                              -----------    ------------    -----------    ------------
Sold                                                           38,711,023    $ 38,711,023     66,147,965    $ 66,147,965
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               210,974         210,974      1,054,345       1,054,345
------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (38,700,045)    (38,700,045)   (75,686,529)    (75,686,529)
========================================================================================================================
                                                                  221,952    $    221,952     (8,484,219)   $ (8,484,219)
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   SIX MONTHS
                                                     ENDED                          YEAR ENDED MARCH 31,
                                                 SEPTEMBER 30,     ------------------------------------------------------
                                                      2002          2002          2001       2000       1999       1998
                                                 --------------    -------       -------    -------    -------    -------
Net asset value, beginning of period                $  1.00        $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.004           0.02          0.04       0.03       0.03       0.03
-------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income            (0.004)         (0.02)        (0.04)     (0.03)     (0.03)     (0.03)
=========================================================================================================================
Net asset value, end of period                      $  1.00        $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                        0.42%          1.84%         3.76%      3.05%      2.90%      3.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $55,218        $54,996       $63,480    $60,440    $61,159    $51,934
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     0.81%(b)       0.79%         0.76%      0.80%      0.79%      0.83%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  0.96%(b)       0.94%         0.91%      0.95%      0.94%      0.98%
=========================================================================================================================
Ratio of net investment income to average net
  assets                                               0.84%          1.85%         3.68%      2.99%      2.83%      3.07%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $56,751,063.

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND

Robert H. Graham        Robert H. Graham                11 Greenway Plaza
                        Chairman and President          Suite 100
Frank S. Bayley                                         Houston, TX 77046
                        Carol F. Relihan
Bruce L. Crockett       Senior Vice President and       INVESTMENT ADVISOR
                        Secretary
Albert R. Dowden                                        A I M Advisors, Inc.
                        Gary T. Crum                    11 Greenway Plaza
Edward K. Dunn, Jr.     Senior Vice President           Suite 100
                                                        Houston, TX 77046
Jack M. Fields          Dana R. Sutton
                        Vice President and Treasurer    TRANSFER AGENT
Carl Frischling
                        Stuart W. Coco                  A I M Fund Services, Inc.
Prema Mathai-Davis      Vice President                  P.O. Box 4739
                                                        Houston, TX 77210-4739
Lewis F. Pennock        Melville B. Cox
                        Vice President                  CUSTODIAN
Ruth H. Quigley
                        Karen Dunn Kelley               The Bank of New York
Louis S. Sklar          Vice President                  90 Washington Street,
                                                        11th Floor
                                                        New York, NY 10286

                                                        COUNSEL TO THE FUND

                                                        Ballard Spahr
                                                        Andrews & Ingersoll, LLP
                                                        1735 Market Street
                                                        Philadelphia, PA 19103

                                                        COUNSEL TO THE TRUSTEES

                                                        Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                                                        New York, NY 10022

                                                        DISTRIBUTOR

                                                        A I M Distributors, Inc.
                                                        11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046

                            EQUITY FUNDS                                             FIXED-INCOME FUNDS

   DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS       TAXABLE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                            MORE AGGRESSIVE                       MORE AGGRESSIVE

AIM Emerging Growth                     AIM Developing Markets                  AIM High Yield II
AIM Small Cap Growth(1)                 AIM European Small Company              AIM High Yield
AIM Aggressive Growth                   AIM Asia Pacific Growth(2)              AIM Strategic Income
AIM Opportunities I(2,3)                AIM International Emerging Growth       AIM Income
AIM Mid Cap Growth                      AIM Global Aggressive Growth            AIM Global Income
AIM Libra                               AIM European Growth(2)                  AIM Total Return Bond
AIM Dent Demographic Trends             AIM International Growth(2)             AIM Intermediate Government
AIM Opportunities II(2,3)               AIM Global Growth                       AIM Short Term Bond
AIM Constellation                       AIM Worldwide Spectrum                  AIM Floating Rate
AIM Large Cap Growth                    AIM Global Trends                       AIM Limited Maturity Treasury(4,5)
AIM Weingarten                          AIM International Core Equity(2)        AIM Money Market
AIM Opportunities III(2,3)
AIM Small Cap Equity                            MORE CONSERVATIVE                     MORE CONSERVATIVE
AIM Capital Development
AIM Mid Cap Core Equity(2)                     SECTOR EQUITY FUNDS                TAX-FREE FIXED-INCOME FUNDS
AIM Select Equity
AIM Premier Equity II(2)                        MORE AGGRESSIVE                       MORE AGGRESSIVE
AIM Premier Equity(2)
AIM Blue Chip                           AIM New Technology                      AIM High Income Municipal
AIM Mid Cap Basic Value                 AIM Global Science and Technology(2)    AIM Municipal Bond
AIM Large Cap Core Equity               AIM Global Energy                       AIM Tax-Free Intermediate(4,5)
AIM Charter                             AIM Global Financial Services           AIM Tax-Exempt Cash
AIM Basic Value                         AIM Global Health Care
AIM Large Cap Basic Value               AIM Global Utilities                          MORE CONSERVATIVE
AIM Balanced                            AIM Real Estate
AIM Basic Balanced                                                                      [AIM FUNDS LOGO]
                                                MORE CONSERVATIVE                   --Registered Trademark--
     MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) On 3/18/02, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02:
AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective 10/1/02, the fund reopened to new investors. (4) On October 30, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. (5) On October 31, 2002, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund opened to new investors. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after January 20, 2003, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions.*

   The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management.*

*As of 9/30/02


                          INVEST WITH DISCIPLINE LOGO
                            --Registered Trademark--

A I M Distributors, Inc.                                               TEC-SAR-1